Derivatives and Fair Value Disclosures - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 0	$ 19,164,000
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount		$ 19,164,000